Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 02, 2021	Aug. 03, 2020
Condensed Consolidated Balance Sheets (Unaudited)
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000	50,000,000
Common stock, shares issued	28,867,711	27,762,703	24,722,974
Common stock, shares outstanding	28,867,711	27,762,703	24,722,974